Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 219	$ 197
Loans to customers	58	45
Deferred collection on disposals		53
Tax receivable, other than income tax	166	139
Trade and other receivables	363	335
Total, Non-Current	$ 807	$ 769	[1]	$ 834

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.